SCHEDULE OF EMPLOYEE BENEFITS EXPENSES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
Salaries and bonus		$ 1,158,717	$ 1,024,113	$ 849,198
Directors’ fees		81,848	108,900	89,830
Defined contribution plans		172,622	141,294	117,283
Share-based compensation		309,248
Other short-term benefits		68,964	82,544	40,365
Total		1,791,399	1,356,851	1,096,676
“Research expenses” (Note 21)		(860,835)	(737,524)	(642,533)
Total	$ 723,667	$ 930,564	$ 619,327	$ 454,143